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[SECURITY BENEFIT LOGO]

March 13, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180, 333-52114 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	March 8, 2007
AIM Variable Insurance Funds	0000896435	February 23, 2007
American Century Variable Portfolios, Inc.	0000814680	February 23, 2007
Direxion Insurance Trust	0001102060	March 9, 2007
Dreyfus Appreciation Fund, Inc.	0000318478	February 27, 2007
Dreyfus Investment Portfolios	0001056707	March 1, 2007
Dreyfus Variable Investment Fund	0000813383	February 21, 2007
Federated Insurance Series	0000912577	March 1, 2007
Franklin Templeton Variable Insurance Products Trust	0000837274	March 1, 2007
Legg Mason Partners Variable Portfolios I, Inc.	0001047909	March 9, 2007
Legg Mason Partners Variable Portfolios II	0000874835	March 12, 2007
MFS® Variable Insurance Trust	0000918571	February 28, 2007
Neuberger Berman Advisers Management Trust	0000736913	February 28, 2007
Oppenheimer Variable Account Funds	0000752737	March 1, 2007
PIMCO Variable Insurance Trust	0001047304	March 8, 2007
Royce Capital Fund	0001006387	March 6, 2007
Royce Fund	0000709364	March 6, 2007
RS Investment Trust	0000814232	March 9, 2007
Rydex Variable Trust	0001064046	March 9, 2007
SBL Fund	0000217087	March 6, 2007
Security Income Fund	0000088498	March 6, 2007
T. Rowe Price Capital Appreciation Fund	0000793347	February 23, 2007
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 26, 2007
The Universal Institutional Funds, Inc.	0001011378	March 9, 2007
Van Kampen Comstock Fund	0000205193	March 1, 2007
Van Kampen Equity & Income Fund	0000080832	March 1, 2007
Van Kampen Life Investment Trust	0000778536	March 1, 2007
Variable Insurance Products Fund II	0000831016	February 26, 2007
Variable Insurance Products Fund III	0000927384	March 1, 2007
Wells Fargo Variable Trust	0001081402	March 2, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001